Goodwill and intangible assets - Goodwill (Details) - Operating segments [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reportable segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,899	£ 3,917
Barclays UK [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,574	3,556
Barclays International [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 325	£ 361